Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

24. Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to DiDi Global Inc.	(10,514,498)	(49,343,664)	(23,783,321)
Accretion of convertible redeemable non-controlling interests to redemption value	(165,047)	(687,617)	(898,649)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares	(872)	—	—
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(10,680,417)	(50,031,281)	(24,681,970)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	106,694,420	657,996,437	1,210,979,609
Net loss per share attributable to ordinary shareholders
— Basic	(100.10)	(76.04)	(20.38)
— Diluted	(100.10)	(76.04)	(20.38)
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic loss per share.

24. Loss per share (Continued)

For the years ended December 31, 2020, 2021 and 2022, the Company had ordinary equivalent shares, including preferred shares, share options, restricted shares and RSUs granted. As the Group incurred loss for the years ended December 31, 2020, 2021 and 2022, these ordinary equivalent shares were antidilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of preferred shares using the if converted method excluded from the calculation of diluted loss per share of the Company were 933,318,197 and 467,932,258 for the years ended December 31, 2020 and 2021, respectively. The weighted average numbers of share options, restricted shares and RSUs granted using the treasury stock method excluded from the calculation of diluted loss per share of the Company were 34,318,101, 68,967,807 and 49,167,693 for the years ended December 31, 2020, 2021 and 2022, respectively.